FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        June 30, 1999

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         First Fiduciary Investment Counsel, Inc.
Address: 1375 East Ninth Street
         Suite #2450
         Cleveland, Ohio   44114

13F File Number:   28-  7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Vernon P. Essi
Title:   President
Phone:   (216) 623-7700

Signature, Place, and Date of Signing:


                            Cleveland,  Ohio          September 24,
1999
         [Signature]                 [City, State]              Date

Report Typle [Check only one.]:

[X]      13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]    13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 1999


    a.   Other Included Managers        0

    b.   Information Table Entry Total      50

    c.   Information Table Value Total $ 581,281

         List of Other Included Managers        None











FORM 13 F
(SEC USE ONLY)

FORM 13 F

Quarter Ending June 30, 1999    Name of ReportingFirst Fiduciary Inv Counsel
                                                 Fair MarkeShares of
                                Title of             Value Principal
Name of Issuer                   Class  CUSIP #  (thousands Amount

ASSOC FIRST CAPITAL CORP CL A   common  046008108     1,806  40,934
CARPENTER TECH                  common  144285103    14,101 493,673
CHEVRON                         common  166751107       853   8,968
CINERGY CORP.                   common  172474108       734  22,952
CUMMINS ENGINE                  common  231021106    19,926 348,820
DELPHI AUTOMOTIVE               common  247126105     1,729  93,452
DUPONT DE NEMOURS               common  263534109     4,263  62,400
ENGELHARD CORP                  common  292845104    17,294 764,380
EXXON CORP                      common  302290101     6,667  86,445
FIRST UNION CORP                common  337358105    33,247 705,516
FOSTER WHEELER CORP             common  350244109    15,9871,136,820
GENCORP INC                     common  368682100    16,592 657,100
GENERAL MILLS                   common  370334104     6,811  84,735
GENERAL MOTORS                  common  370442105     8,868 134,357
GENUINE PARTS                   common  372460105    24,649 704,269
GOODRICH, B F                   common  382388106    28,416 668,605
HARRIS CORP                     common  410768105       627  16,000
HEINZ HJ COMPANY                common  413875105       655  13,075
HERCULES INC                    common  423074103     2,253  57,300
HOSPITALITY PROPERTIES, INC.    common  427056106     9,232 340,350
INTL BUS. MACHINES              common  459200101     1,176   9,096
INTL PAPER                      common  460146103    17,690 352,043
KEYCORP                         common  493267108     6,674 207,754
KEYSPAN ENERGY CORP.            common  49337W100       709  26,875
KIMBERLY CLARK                  common  494368103    27,503 482,505
LUBRIZOL CORP                   common  549271104    28,8901,060,166
MCN CORP.                       common  55267J100    22,9021,103,700
MINNESOTA MING/MFG              common  604059105    20,190 232,235
MORGAN J.P. CO.                 common  616880100     2,525  17,975
NEWELL RUBBERMAID INC           common  651229106     4,313  93,012
OGDEN                           common  676346109    25,993 964,933
OGE ENERGY                      common  670837103       468  19,716
PALL CORP                       common  696429307       459  20,700
PENNEY, J C CO.                 common  708160106    27,113 558,305
PHARMACIA & UPJOHN              common  716941109     3,310  58,270
PHILLIP-MORRIS                  common  718154107    10,137 252,255
PHILLIPS PETROLEUM              common  718507106    18,052 358,800
R H DONNELLEY                   common  74955W307       642  32,806
READERS DIGEST ASSN CL A        common  755267101       578  14,550
RELIANT ENERGY                  common  75952J108       751  27,200
SARA LEE CORP                   common  78462F103     6,156 271,350
SPX CORPORATION                 common  803111103     3,417  40,928
TECO ENERGY                     common  872375100    10,397 457,005
TENNECO                         common  88037E101    26,8681,125,353
UNITED DOMINION REALTY TR INC.  common  910197102     3,566 303,462
USX MARATHON                    common  902905827    28,626 879,111
USX STEEL                       common  90337T101    20,623 763,828
WESTVACO                        common  961548104    17,728 611,300
WEYERHAEUSER CO                 common  962166104    14,231 207,000
WHIRLPOOL CORP                  common  963320106    14,883 201,120

          Column Total                              581,281

























                                                     (SEC USE ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shar
              Sole      Defined   Other   Managers   Sole  Shared  None

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